Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2016	2015
Fair value at beginning of year	$180,986	$175,541
Dispositions, at cost	(96)	-
Realized gain	(60)	-
Impairment loss	(13,769)	(46,629)
Increase in market value	374,155	52,074
Fair value at balance sheet date	$541,216	$180,986